1

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2021 (unaudited)

Description	Par Value	Value

ASSET-BACKED SECURITY – 0.0%**

FINANCIAL SERVICES – 0.0%**

LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26Ω	$113,365	$112,555

TOTAL ASSET-BACKED SECURITY (COST $113,365)		$112,555

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.2%

Series 2005-29, Class WC, 4.75%, 04/25/35	10,440	11,377

Series 2012-114, Class VM, 3.50%, 10/25/25	992,457	1,012,178

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,023,555

WHOLE LOAN – 0.0%**

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.46%, 02/25/34Δ	34,976	33,525

CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 06/01/22	4,798	5,072

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.93%, 11/25/35Δ	22,713	21,807

TOTAL WHOLE LOAN		$60,404

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,181,223)		$1,083,959

CORPORATE BONDS – 49.4%

AEROSPACE & DEFENSE – 2.2%

Boeing Co. (The), Sr. Unsecured

1.95%, 02/01/24	2,700,000	2,770,049

1.43%, 02/04/24	2,500,000	2,506,949

2.75%, 02/01/26	2,000,000	2,093,074

L3Harris Technologies, Inc., Sr. Unsecured,

2.90%, 12/15/29	835,000	897,979

Northrop Grumman Corp., Sr. Unsecured

2.93%, 01/15/25	1,000,000	1,067,825

4.03%, 10/15/47	1,765,000	2,135,086

Raytheon Technologies Corp., Sr. Unsecured, 3.50%, 03/15/27	1,600,000	1,780,993

TOTAL AEROSPACE & DEFENSE		$13,251,955

AUTOMOTIVE – 3.4%

American Honda Finance Corp., Sr. Unsecured, MTN, 0.65%, 09/08/23	1,790,000	1,800,480

Daimler Finance North America LLC, Company Guaranteed 3.88%, 09/15/21Ω	250,000	250,867

0.75%, 03/01/24Ω	3,000,000	3,005,551

Ford Motor Co., Sr. Unsecured, 8.50%, 04/21/23	800,000	890,382

Description	Par Value	Value

Ford Motor Credit Co. LLC, Sr. Unsecured

4.25%, 09/20/22	$450,000	$464,550

3.37%, 11/17/23	1,000,000	1,039,596

5.58%, 03/18/24	1,000,000	1,092,123

5.13%, 06/16/25	1,500,000	1,661,407

General Motors Co., Sr. Unsecured

5.40%, 10/02/23	335,000	367,645

6.25%, 10/02/43	1,000,000	1,398,690

General Motors Financial Co., Inc., Sr. Unsecured

4.20%, 11/06/21	1,650,000	1,666,854

1.25%, 01/08/26	1,000,000	1,000,203

1.50%, 06/10/26	3,000,000	3,017,016

PACCAR Financial Corp., Sr. Unsecured, MTN,

2.65%, 05/10/22	3,045,000	3,103,539

TOTAL AUTOMOTIVE		$20,758,903

BEVERAGES – 0.8%

Anheuser-Busch Cos., LLC, Company Guaranteed, 4.90%, 02/01/46	1,125,000	1,445,202

Keurig Dr. Pepper, Inc., Company Guaranteed

0.75%, 03/15/24	1,490,000	1,491,742

3.20%, 05/01/30	775,000	852,969

5.09%, 05/25/48	700,000	948,688

TOTAL BEVERAGES		$4,738,601

BUILDING PRODUCTS – 0.5%

Carrier Global Corp., Sr. Unsecured, 2.24%, 02/15/25	3,000,000	3,138,026

Johnson Controls International PLC, Sr. Unsecured, 4.63%, 07/02/44	100,000	126,805

TOTAL BUILDING PRODUCTS		$3,264,831

CAPITAL MARKETS – 3.6%

Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	857,106

Credit Suisse AG, Sr. Unsecured 2.10%, 11/12/21	1,785,000	1,794,721

0.50%, 02/02/24	3,000,000	2,994,381

Goldman Sachs Group, Inc. (The), Sr. Unsecured

(3 Month USD LIBOR + 1.20%), 3.27%, 09/29/25Δ	800,000	858,031

(3 Month USD LIBOR + 1.51%), 3.69%, 06/05/28Δ	2,080,000	2,318,423

Goldman Sachs Group, Inc. (The), Sr. Unsecured, MTN, (SOFR + 1.25%), 2.38%, 07/21/32Δ	1,115,000	1,136,269

Morgan Stanley, Sr. Unsecured, (SOFR + 0.62%), 0.73%, 04/05/24Δ	2,250,000	2,257,409

July 31, 2021 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Morgan Stanley, Sr. Unsecured, MTN 2.63%, 11/17/21	$4,000,000	$4,028,090

(SOFR + 0.46%), 0.53%, 01/25/24Δ	3,000,000	2,998,413

3.13%, 07/27/26	340,000	369,480

(SOFR + 3.12%), 3.62%, 04/01/31Δ	890,000	1,002,088
Morgan Stanley, Subordinated, GMTN, 4.35%, 09/08/26	505,000	576,192

TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 04/01/22	847,000	858,631

TOTAL CAPITAL MARKETS		$22,049,234

CHEMICALS – 0.3%

Nutrien Ltd., Sr. Unsecured, 1.90%, 05/13/23	2,000,000	2,048,912

COMMERCIAL SERVICES & SUPPLIES – 0.6%

Global Payments, Inc., Sr. Unsecured 3.75%, 06/01/23	2,570,000	2,702,300

2.90%, 05/15/30	1,000,000	1,060,275

TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,762,575

COMPUTERS – 0.5%
Hewlett Packard Enterprise Co., Sr. Unsecured, 2.25%, 04/01/23	3,000,000	3,081,600

DIVERSIFIED FINANCIAL SERVICES – 6.7%

Bank of America Corp., Sr. Unsecured, 5.70%, 01/24/22	3,000,000	3,075,586

Bank of America Corp., Sr. Unsecured, MTN 3.25%, 10/21/27	1,095,000	1,191,845

(SOFR + 1.88%), 2.83%, 10/24/51Δ	250,000	246,727

Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	1,132,289

Capital One Financial Corp., Sr. Unsecured, 2.60%, 05/11/23	1,470,000	1,525,936

Citigroup, Inc., Sr. Unsecured (3 Month USD LIBOR + 0.95%), 2.88%, 07/24/23Δ	2,060,000	2,110,146

(SOFR + 0.77%), 1.12%, 01/28/27Ä	2,750,000	2,722,288

Citigroup, Inc., Subordinated, 4.13%, 07/25/28	1,650,000	1,873,026

Fifth Third Bancorp, Sr. Unsecured 3.50%, 03/15/22	1,250,000	1,272,141

2.55%, 05/05/27	780,000	833,899

Fifth Third Bancorp, Subordinated, 4.30%, 01/16/24	530,000	574,396

FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,499,741

Huntington Bancshares, Inc., Sr. Unsecured, 2.63%, 08/06/24	4,325,000	4,556,115

JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month USD LIBOR + 1.00%), 1.16%, 05/15/47Δ	1,000,000	858,469

KeyBank NA, Sr. Unsecured, BKNT 3.30%, 02/01/22	615,000	624,245

1.25%, 03/10/23	2,000,000	2,030,349

Lloyds Banking Group PLC, Sr. Unsecured, (UST Yield Curve CMT 1 Year + 1.10%), 1.33%, 06/15/23Δ	2,000,000	2,015,111

Description	Par Value	Value

PNC Bank NA, Subordinated, BKNT 2.95%, 01/30/23	$350,000	$362,945

2.70%, 10/22/29	1,125,000	1,205,885

PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 04/29/24	1,500,000	1,629,611

Truist Bank, Subordinated, BKNT 3.80%, 10/30/26	1,000,000	1,128,476

2.25%, 03/11/30	1,850,000	1,910,522

Truist Financial Corp., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.65%), 0.80%, 04/01/22Δ	2,000,000	2,005,162

U.S. Bancorp, Subordinated, MTN, 2.95%, 07/15/22	2,000,000	2,047,898

Wells Fargo & Co., Sr. Unsecured, (SOFR + 2.00%), 2.19%, 04/30/26Δ	1,170,000	1,221,128

Wells Fargo & Co., Subordinated, MTN, 4.40%, 06/14/46	1,000,000	1,235,467

TOTAL DIVERSIFIED FINANCIAL SERVICES		$40,889,403

ELECTRIC – 3.3%

American Electric Power Co., Inc., Series M, Sr. Unsecured, 0.75%, 11/01/23	1,620,000	1,621,878

Baltimore Gas and Electric Co., Sr. Unsecured, 3.50%, 08/15/46	1,550,000	1,766,289

Commonwealth Edison Co., 1st Mortgage, 3.80%, 10/01/42	1,000,000	1,178,258

Dominion Energy, Inc., Series A, Sr. Unsecured, 1.45%, 04/15/26	1,950,000	1,975,595

DTE Energy Co., Series H, Sr. Unsecured, 0.55%, 11/01/22	1,500,000	1,505,255

Entergy Arkansas LLC, 1st Mortgage, 4.95%, 12/15/44	1,000,000	1,109,675

Entergy Corp., Sr. Unsecured, 0.90%, 09/15/25	1,000,000	993,838

Entergy Louisiana LLC, 1st Mortgage, 2.90%, 03/15/51	1,000,000	1,032,524

Exelon Corp., Sr. Unsecured, 4.70%, 04/15/50	2,000,000	2,592,988

FirstEnergy Corp., Series A, Sr. Unsecured, 1.60%, 01/15/26	1,000,000	995,592

FirstEnergy Corp., Series B, Sr. Unsecured, 4.65%, 07/15/27	800,000	895,498

NextEra Energy Capital Holdings, Inc., Company Guaranteed, 0.65%, 03/01/23	2,305,000	2,312,683

Sempra Energy, Sr. Unsecured, 2.90%, 02/01/23	760,000	786,203

System Energy Resources, Inc., 1st Mortgage, 4.10%, 04/01/23	500,000	524,001

WEC Energy Group, Inc., Sr. Unsecured, 1.38%, 10/15/27	750,000	744,896

TOTAL ELECTRIC		$20,035,173

FOOD & STAPLES RETAILING – 2.9%

Campbell Soup Co., Sr. Unsecured 3.65%, 03/15/23	3,000,000	3,145,243

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

3.30%, 03/19/25	$2,050,000	$2,216,284

Conagra Brands, Inc., Sr. Unsecured, 5.40%, 11/01/48	665,000	914,758

Kroger Co. (The), Sr. Unsecured 2.95%, 11/01/21	1,750,000	1,757,309

2.80%, 08/01/22	2,060,000	2,106,954

5.40%, 01/15/49	1,640,000	2,289,344

3.95%, 01/15/50	1,000,000	1,159,227

McCormick & Co., Inc., Sr. Unsecured, 0.90%, 02/15/26	2,900,000	2,870,719

Mondelez International, Inc., Sr. Unsecured, 0.63%, 07/01/22	1,250,000	1,255,134

TOTAL FOOD & STAPLES RETAILING		$17,714,972

GAS – 0.3%

Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,636,154

HEALTHCARE-PRODUCTS – 0.4%

DH Europe Finance II Sarl, Company Guaranteed, 2.20%, 11/15/24	2,330,000	2,439,254

HEALTHCARE-SERVICES – 1.3%

Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,862,568

CommonSpirit Health, Sr. Secured, 2.76%, 10/01/24	3,140,000	3,312,372

NYU Langone Hospitals, Series 2020, Secured, 3.38%, 07/01/55	1,000,000	1,097,180

UnitedHealth Group, Inc., Sr. Unsecured 2.95%, 10/15/27	1,350,000	1,490,063

3.95%, 10/15/42	290,000	351,845

TOTAL HEALTHCARE-SERVICES		$8,114,028

HOME FURNISHINGS – 0.5%

Whirlpool Corp., Sr. Unsecured 4.70%, 06/01/22	1,500,000	1,552,133

4.60%, 05/15/50	1,405,000	1,794,201

TOTAL HOME FURNISHINGS		$3,346,334

HOUSEHOLD PRODUCTS/WARES – 0.2%

Church & Dwight Co., Inc., Sr. Unsecured, 3.95%, 08/01/47	870,000	1,036,307

INSURANCE – 2.5%

American International Group, Inc., Sr. Unsecured, 4.20%, 04/01/28	1,000,000	1,157,249

Aon Corp., Company Guaranteed, 2.20%, 11/15/22	3,500,000	3,584,243

Aon PLC, Company Guaranteed, 4.00%, 11/27/23	1,450,000	1,554,629

Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 05/15/43	425,000	540,782

CNA Financial Corp., Sr. Unsecured, 3.95%, 05/15/24	950,000	1,029,299

Lincoln National Corp., Sr. Unsecured 4.20%, 03/15/22	1,000,000	1,023,913

Description	Par Value	Value

3.63%, 12/12/26	$1,380,000	$1,541,394

Principal Financial Group, Inc., Company Guaranteed, 3.30%, 09/15/22	250,000	258,011

W.R. Berkley Corp., Sr. Unsecured 4.63%, 03/15/22	1,000,000	1,025,337

4.75%, 08/01/44	1,715,000	2,199,939

4.00%, 05/12/50	1,425,000	1,673,645

TOTAL INSURANCE		$15,588,441

INTERNET – 1.0%

Amazon.com, Inc., Sr. Unsecured 2.10%, 05/12/31	5,000,000	5,167,140

3.25%, 05/12/61	1,000,000	1,098,031

TOTAL INTERNET		$6,265,171

MEDIA – 1.7%

CCO Holdings LLC, Sr. Unsecured, 4.25%, 02/01/31Ω	3,000,000	3,090,000

Comcast Corp., Company Guaranteed, 4.95%, 10/15/58	1,500,000	2,128,669

Discovery Communications LLC, Company Guaranteed 3.95%, 03/20/28	1,000,000	1,122,762

3.63%, 05/15/30	1,000,000	1,103,196

ViacomCBS, Inc., Sr. Unsecured 4.60%, 01/15/45	1,100,000	1,339,854

4.95%, 05/19/50#	1,185,000	1,528,210

TOTAL MEDIA		$10,312,691

MINING – 0.2%

Barrick Gold Corp., Sr. Unsecured, 5.25%, 04/01/42	1,000,000	1,339,861

MISCELLANEOUS MANUFACTURING – 0.5%

Textron, Inc., Sr. Unsecured 3.88%, 03/01/25	750,000	821,791

2.45%, 03/15/31	2,000,000	2,046,129

TOTAL MISCELLANEOUS MANUFACTURING		$2,867,920

OIL & GAS – 2.6%

Canadian Natural Resources Ltd., Sr. Unsecured, 2.95%, 01/15/23	3,000,000	3,103,187

Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 09/15/24	745,000	801,976

Phillips 66, Company Guaranteed 4.30%, 04/01/22	1,450,000	1,493,500

0.90%, 02/15/24	1,065,000	1,065,087

3.85%, 04/09/25	575,000	631,627

Pioneer Natural Resources Co., Sr. Unsecured 0.55%, 05/15/23	1,035,000	1,037,244

1.13%, 01/15/26	1,000,000	995,410

1.90%, 08/15/30	1,700,000	1,651,524

2.15%, 01/15/31#	1,000,000	986,768

Valero Energy Corp., Sr. Unsecured 2.15%, 09/15/27	1,800,000	1,835,061

4.00%, 04/01/29	1,580,000	1,769,696

July 31, 2021 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

4.90%, 03/15/45#	$563,000	$698,305

TOTAL OIL & GAS		$16,069,385

PHARMACEUTICALS – 4.0%

AbbVie, Inc., Sr. Unsecured 2.95%, 11/21/26	1,875,000	2,034,843

4.25%, 11/14/28	1,235,000	1,443,120

4.40%, 11/06/42	460,000	569,357

4.88%, 11/14/48	1,000,000	1,319,253

4.25%, 11/21/49	1,000,000	1,231,314

AstraZeneca Finance LLC, Company Guaranteed, 1.75%, 05/28/28	500,000	508,213

Becton Dickinson and Co., Sr. Unsecured, 2.89%, 06/06/22	5,558,000	5,666,209

Bristol-Myers Squibb Co., Sr. Unsecured (3 Month USD LIBOR + 0.38%), 0.54%, 05/16/22Δ	665,000	667,097

2.75%, 02/15/23	1,305,000	1,350,063

3.40%, 07/26/29	1,000,000	1,132,147

Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	650,000	764,958

Cigna Corp., Company Guaranteed 3.75%, 07/15/23	272,000	288,885

4.80%, 07/15/46	1,000,000	1,296,561

CVS Health Corp., Sr. Unsecured, 1.88%, 02/28/31	2,000,000	1,982,710

Elanco Animal Health, Inc., Sr. Unsecured, 5.90%, 08/28/28	2,000,000	2,387,788

Pfizer, Inc., Sr. Unsecured, 2.63%, 04/01/30	650,000	703,264

Zoetis, Inc., Sr. Unsecured, 3.95%, 09/12/47	1,005,000	1,234,735

TOTAL PHARMACEUTICALS		$24,580,517

PIPELINES – 2.5%

Enbridge, Inc., Company Guaranteed, (SOFR + 0.40%), 0.44%, 02/17/23Δ	1,000,000	1,002,287

Energy Transfer LP, Sr. Unsecured 3.60%, 02/01/23	870,000	901,001

3.75%, 05/15/30	715,000	779,889

5.30%, 04/15/47	1,250,000	1,475,767

Enterprise Products Operating LLC, Company Guaranteed 4.20%, 01/31/50	1,120,000	1,313,024

4.95%, 10/15/54	500,000	643,899

Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 09/01/44	1,000,000	1,273,440

Kinder Morgan, Inc., Company Guaranteed 5.20%, 03/01/48	2,040,000	2,618,791

3.60%, 02/15/51	1,315,000	1,384,685

MPLX LP, Sr. Unsecured (3 Month USD LIBOR + 1.10%), 1.22%, 09/09/22Δ	470,000	470,845

4.70%, 04/15/48	1,000,000	1,184,730

ONEOK Partners LP, Company Guaranteed, 6.20%, 09/15/43	1,000,000	1,348,547

Description	Par Value	Value

Plains All American Pipeline LP, Sr. Unsecured, 3.85%, 10/15/23	$500,000	$528,749

Spectra Energy Partners LP, Company Guaranteed, 3.50%, 03/15/25	670,000	723,146

TOTAL PIPELINES		$15,648,800

REAL ESTATE INVESTMENT TRUSTS – 2.2%

American Tower Corp., Sr. Unsecured 5.00%, 02/15/24	415,000	459,484

3.13%, 01/15/27	1,000,000	1,078,844

3.10%, 06/15/50	1,500,000	1,520,098

AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 05/15/27	1,420,000	1,572,880

Healthcare Realty Trust, Inc., Sr. Unsecured 3.88%, 05/01/25	915,000	1,002,023

3.63%, 01/15/28#	800,000	891,755

Healthpeak Properties, Inc., Sr. Unsecured, 2.88%, 01/15/31	2,350,000	2,508,055

Welltower, Inc., Sr. Unsecured 4.00%, 06/01/25	3,000,000	3,328,542

4.95%, 09/01/48	1,000,000	1,297,540

TOTAL REAL ESTATE INVESTMENT TRUSTS		$13,659,221

RETAIL – 0.2%

Nordstrom, Inc., Sr. Unsecured, 5.00%, 01/15/44	1,000,000	998,332

SOFTWARE – 0.5%

Roper Technologies, Inc., Sr. Unsecured 0.45%, 08/15/22	1,500,000	1,501,130

2.00%, 06/30/30	1,345,000	1,346,371

TOTAL SOFTWARE		$2,847,501

TELECOMMUNICATIONS – 1.7%

AT&T, Inc., Sr. Unsecured 0.90%, 03/25/24	2,000,000	2,002,970

4.50%, 05/15/35	845,000	1,012,465

3.30%, 02/01/52	2,000,000	2,001,088

3.55%, 09/15/55Ω	1,423,000	1,478,024

Verizon Communications, Inc., Sr. Unsecured 1.75%, 01/20/31	2,310,000	2,246,273

3.40%, 03/22/41	1,515,000	1,626,276

TOTAL TELECOMMUNICATIONS		$10,367,096

TRANSPORTATION – 1.5%

FedEx Corp., Company Guaranteed, 2.40%, 05/15/31	2,500,000	2,585,156

Ryder System, Inc., Sr. Unsecured, MTN 2.50%, 09/01/22	980,000	1,000,772

3.65%, 03/18/24	1,670,000	1,793,373

Union Pacific Corp., Sr. Unsecured 3.15%, 03/01/24	2,565,000	2,732,770

4.30%, 03/01/49	675,000	843,003

TOTAL TRANSPORTATION		$8,955,074

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

TRUCKING & LEASING – 0.8%

GATX Corp., Sr. Unsecured 3.25%, 09/15/26	$1,065,000	$1,155,739

3.85%, 03/30/27	1,500,000	1,668,626

4.00%, 06/30/30	1,000,000	1,143,282

5.20%, 03/15/44	640,000	838,430

TOTAL TRUCKING & LEASING		$4,806,077

TOTAL CORPORATE BONDS (COST $281,545,019)		$302,474,323

GOVERNMENT AGENCIES – 3.1%

FEDERAL HOME LOAN BANK (FHLB) – 1.3%

3.25%, 11/16/28#	6,960,000	8,026,575

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.5%

2.38%, 01/13/22#	125,000	126,303

0.38%, 07/21/25#	9,000,000	8,937,072

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$9,063,375

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%

6.25%, 05/15/29	750,000	1,033,936

7.25%, 05/15/30#	400,000	602,041

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,635,977

TOTAL GOVERNMENT AGENCIES (COST $18,212,153)		$18,725,927

MORTGAGE-BACKED SECURITIES – 22.0%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 6.6%

Pool G12709, 5.00%, 07/01/22	3,088	3,137

Pool C00478, 8.50%, 09/01/26	5,303	6,049

Pool E09010, 2.50%, 09/01/27	350,554	367,404

Pool G18497, 3.00%, 01/01/29	47,811	50,418

Pool C01272, 6.00%, 12/01/31	11,177	13,295

Pool A13990, 4.50%, 10/01/33	9,011	9,919

Pool G01625, 5.00%, 11/01/33	15,423	17,475

Pool QN1900, 3.00%, 04/01/35	1,352,779	1,431,826

Pool G08097, 6.50%, 11/01/35	8,579	10,085

Pool G02296, 5.00%, 06/01/36	80,032	90,699

Pool G02390, 6.00%, 09/01/36	2,783	3,302

Pool G05317, 5.00%, 04/01/37	325,636	368,791

Pool G03703, 5.50%, 12/01/37	8,849	10,205

Pool G04776, 5.50%, 07/01/38	27,821	31,688

Pool G05500, 5.00%, 05/01/39	291,760	331,197

Pool A93415, 4.00%, 08/01/40	534,703	585,632

Pool A93505, 4.50%, 08/01/40	485,559	535,315

Pool A93996, 4.50%, 09/01/40	380,864	419,902

Pool G06222, 4.00%, 01/01/41	528,782	578,701

Pool A97047, 4.50%, 02/01/41	363,798	404,727

Pool G06956, 4.50%, 08/01/41	368,494	410,256

Pool C03750, 3.50%, 02/01/42	145,241	157,072

Pool C03849, 3.50%, 04/01/42	77,404	84,995

Pool Q08305, 3.50%, 05/01/42	567,662	628,100

Pool C04305, 3.00%, 11/01/42	1,543,155	1,665,530

Pool C09020, 3.50%, 11/01/42	1,197,055	1,294,746

Pool G07266, 4.00%, 12/01/42	1,031,502	1,131,735

Pool C04444, 3.00%, 01/01/43	52,407	55,727

Description	Par Value	Value

Pool C09029, 3.00%, 03/01/43	$218,112	$232,592

Pool G08534, 3.00%, 06/01/43	271,046	289,043

Pool Q19476, 3.50%, 06/01/43	451,693	491,884

Pool C09044, 3.50%, 07/01/43	557,439	608,024

Pool G07889, 3.50%, 08/01/43	527,889	571,029

Pool G07624, 4.00%, 12/01/43	477,325	520,946

Pool G60038, 3.50%, 01/01/44	2,544,605	2,752,365

Pool G07680, 4.00%, 04/01/44	815,181	892,072

Pool G07943, 4.50%, 08/01/44	53,237	58,536

Pool G08607, 4.50%, 09/01/44	328,482	366,039

Pool Q33547, 3.50%, 05/01/45	451,546	489,811

Pool Q36970, 4.00%, 10/01/45	210,862	229,500

Pool G60384, 4.50%, 12/01/45	33,611	37,068

Pool Q39644, 3.50%, 03/01/46	1,400,263	1,502,493

Pool Q39438, 4.00%, 03/01/46	1,380,566	1,491,311

Pool G08705, 3.00%, 05/01/46	118,754	125,319

Pool G08708, 4.50%, 05/01/46	241,616	260,692

Pool ZS4671, 3.00%, 08/01/46	769,396	811,713

Pool Q44452, 3.00%, 11/01/46	1,091,879	1,152,245

Pool ZS4693, 3.00%, 12/01/46	2,088,374	2,203,238

Pool SD8037, 2.50%, 01/01/50	4,110,172	4,281,344

Pool RA2341, 2.50%, 04/01/50	3,619,732	3,783,890

Pool SD8104, 1.50%, 11/01/50	2,842,669	2,816,448

Pool RA4349, 2.50%, 01/01/51	1,754,976	1,829,486

Pool SD8141, 2.50%, 04/01/51	1,452,943	1,514,680

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$40,009,696

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 15.4%

Pool 975207, 5.00%, 03/01/23	7,087	7,314

Pool AE2520, 3.00%, 01/01/26	121,207	127,172

Pool 329794, 7.00%, 02/01/26	4,545	4,932

Pool 256639, 5.00%, 02/01/27	5,818	6,340

Pool 256752, 6.00%, 06/01/27	9,399	10,804

Pool 402255, 6.50%, 12/01/27	678	741

Pool AB8997, 2.50%, 04/01/28	89,710	94,093

Pool AS4480, 2.50%, 02/01/30	500,058	524,549

Pool AS7462, 2.50%, 06/01/31	213,563	224,219

Pool 254007, 6.50%, 10/01/31	6,333	7,433

Pool 638023, 6.50%, 04/01/32	41,650	46,161

Pool 642345, 6.50%, 05/01/32	33,778	37,435

Pool 651292, 6.50%, 07/01/32	52,828	58,553

Pool 686398, 6.00%, 03/01/33	94,287	109,315

Pool BP6496, 2.00%, 07/01/35	1,139,968	1,184,334

Pool MA4095, 2.00%, 08/01/35	1,468,634	1,525,486

Pool 745412, 5.50%, 12/01/35	11,232	12,967

Pool 888789, 5.00%, 07/01/36	118,427	134,275

Pool 256515, 6.50%, 12/01/36	8,334	9,601

Pool AE0217, 4.50%, 08/01/40	59,584	66,057

Pool AB1796, 3.50%, 11/01/40	336,929	364,104

Pool AH5583, 4.50%, 02/01/41	166,668	185,241

Pool 890551, 4.50%, 08/01/41	38,449	42,936

Pool AL0658, 4.50%, 08/01/41	223,434	249,509

Pool AL1319, 4.50%, 10/01/41	288,361	316,686

Pool AL6302, 4.50%, 10/01/41	389,424	434,883

Pool AX5302, 4.00%, 01/01/42	641,912	702,506

Pool AK4523, 4.00%, 03/01/42	769,611	839,968

Pool AL2034, 4.50%, 04/01/42	91,025	100,095

July 31, 2021 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool AB7936, 3.00%, 02/01/43	$964,010	$1,039,457

Pool AL3761, 4.50%, 02/01/43	115,604	127,464

Pool MA1458, 3.00%, 06/01/43	221,779	236,376

Pool AT7899, 3.50%, 07/01/43	1,466,581	1,581,168

Pool AS0302, 3.00%, 08/01/43	2,293,712	2,445,156

Pool AU4279, 3.00%, 09/01/43	477,311	508,893

Pool AL5537, 4.50%, 04/01/44	178,488	198,691

Pool AS3155, 4.00%, 08/01/44	28,080	30,585

Pool AX0833, 3.50%, 09/01/44	424,684	463,750

Pool AL6325, 3.00%, 10/01/44	1,498,766	1,597,682

Pool AS5136, 4.00%, 06/01/45	158,726	174,901

Pool AZ7362, 4.00%, 11/01/45	435,423	473,744

Pool AZ9565, 3.50%, 12/01/45	669,598	719,495

Pool BC0326, 3.50%, 12/01/45	536,821	576,824

Pool BC0245, 3.00%, 02/01/46	326,894	344,863

Pool BC0830, 3.00%, 04/01/46	468,717	494,482

Pool AS7568, 4.50%, 07/01/46	79,184	85,337

Pool BC4764, 3.00%, 10/01/46	630,514	665,174

Pool MA2771, 3.00%, 10/01/46	196,784	207,602

Pool AS8276, 3.00%, 11/01/46	650,674	686,443

Pool BC9003, 3.00%, 11/01/46	664,297	700,815

Pool BE1899, 3.00%, 11/01/46	2,397,311	2,529,095

Pool BE3767, 3.50%, 07/01/47	636,168	679,241

Pool BH2618, 3.50%, 08/01/47	196,561	209,869

Pool MA3088, 4.00%, 08/01/47	617,163	662,607

Pool BH4010, 4.50%, 09/01/47	690,944	757,760

Pool BH9215, 3.50%, 01/01/48	901,775	962,835

Pool BJ0650, 3.50%, 03/01/48	3,712,353	3,956,417

Pool BJ0639, 4.00%, 03/01/48	250,652	267,934

Pool BJ9169, 4.00%, 05/01/48	1,122,016	1,199,377

Pool BK4764, 4.00%, 08/01/48	1,085,495	1,159,224

Pool BN1628, 4.50%, 11/01/48	603,445	650,639

Pool BM5334, 3.50%, 01/01/49	850,454	923,877

Pool MA3871, 3.00%, 12/01/49	2,429,108	2,553,466

Pool CA5306, 3.00%, 03/01/50	2,259,530	2,367,701

Pool CA5353, 3.50%, 03/01/50	1,720,093	1,823,636

Pool MA4100, 2.00%, 08/01/50	1,685,570	1,721,575

Pool FM3989, 2.50%, 08/01/50	1,154,185	1,202,653

Pool MA4119, 2.00%, 09/01/50	1,249,180	1,275,900

Pool BQ2999, 2.50%, 10/01/50	2,644,383	2,764,919

Pool CA7383, 3.00%, 10/01/50	2,281,716	2,472,553

Pool CA7734, 2.50%, 11/01/50	1,903,086	1,983,665

Pool FM5297, 3.00%, 11/01/50	2,700,827	2,867,064

Pool MA4208, 2.00%, 12/01/50	1,262,007	1,288,217

Pool CA8021, 2.50%, 12/01/50	5,157,659	5,374,451

Pool FM5166, 3.00%, 12/01/50	1,529,199	1,607,811

Pool BQ4495, 2.00%, 02/01/51	6,426,755	6,562,464

Pool CA8929, 2.00%, 02/01/51	3,120,592	3,186,558

Pool FM6426, 2.00%, 03/01/51	3,109,343	3,196,319

Pool BR7857, 2.50%, 05/01/51	4,200,018	4,379,001

Pool FM7188, 2.50%, 05/01/51	3,815,901	4,051,307

Pool CB0727, 2.50%, 06/01/51	4,700,739	4,901,092

Pool TBA, 2.00%, 09/01/51‡	4,000,000	4,072,812

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$94,398,650

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**

Pool 354677, 7.50%, 10/15/23	3,137	3,160

Description	Par Value	Value

Pool 354713, 7.50%, 12/15/23	$1,299	$1,372

Pool 354765, 7.00%, 02/15/24	7,975	8,791

Pool 354827, 7.00%, 05/15/24	5,015	5,536

Pool 385623, 7.00%, 05/15/24	9,221	9,966

Pool 360869, 7.50%, 05/15/24	7,908	8,357

Pool 2077, 7.00%, 09/20/25	2,282	2,482

Pool 503405, 6.50%, 04/15/29	9,981	10,338

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$50,002

TOTAL MORTGAGE-BACKED SECURITIES (COST $132,174,137)		$134,458,348

MUNICIPAL BOND – 0.5%

GENERAL – 0.5%

New Jersey Transportation Trust Fund Authority, Current Refunding Revenue Bonds, (Series B), 4.13%, 06/15/42	2,500,000	2,906,803

TOTAL MUNICIPAL BOND (COST $2,500,000)		$2,906,803

U.S. TREASURY OBLIGATIONS – 23.1%

U.S. TREASURY BONDS – 6.3%

6.38%, 08/15/27#	450,000	596,679

5.25%, 02/15/29	500,000	652,449

6.25%, 05/15/30	500,000	715,051

5.38%, 02/15/31	600,000	828,318

3.00%, 05/15/42	500,000	603,765

3.63%, 08/15/43	881,000	1,168,547

3.75%, 11/15/43	365,000	493,836

3.63%, 02/15/44	2,106,000	2,806,254

3.13%, 08/15/44	6,637,000	8,223,464

3.00%, 11/15/44	2,000,000	2,430,870

2.50%, 02/15/45	2,135,000	2,390,030

3.00%, 05/15/45	2,000,000	2,438,411

2.88%, 08/15/45	300,000	358,588

3.00%, 11/15/45	765,000	935,337

2.50%, 02/15/46	280,000	314,156

3.00%, 02/15/47	1,098,000	1,349,924

3.00%, 05/15/47	1,695,000	2,086,293

2.75%, 11/15/47	2,235,000	2,636,388

1.25%, 05/15/50	3,300,000	2,810,596

1.38%, 08/15/50	3,000,000	2,636,238

1.63%, 11/15/50	2,500,000	2,337,914

TOTAL U.S. TREASURY BONDS		$38,813,108

U.S. TREASURY NOTES – 16.8%

2.00%, 11/15/21#	1,000,000	1,005,483

1.75%, 05/15/22	380,000	385,003

2.13%, 06/30/22	6,615,000	6,738,303

1.63%, 08/15/22	6,000,000	6,095,939

1.63%, 11/15/22	1,928,000	1,965,480

2.50%, 03/31/23	7,000,000	7,274,033

1.75%, 05/15/23	2,000,000	2,056,744

1.63%, 05/31/23	12,400,000	12,730,526

2.50%, 08/15/23	200,000	209,365

2.00%, 04/30/24	10,195,000	10,667,950

1.75%, 07/31/24	1,900,000	1,980,149

2.38%, 08/15/24	5,600,000	5,942,125

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

2.00%, 02/15/25	$4,655,000	$4,906,774

2.13%, 05/15/25	2,500,000	2,652,047

2.00%, 08/15/25	295,000	312,091

2.25%, 11/15/25	230,000	246,238

1.63%, 02/15/26	8,000,000	8,356,098

1.63%, 05/15/26	4,695,000	4,906,954

2.00%, 11/15/26	4,180,000	4,453,026

2.75%, 02/15/28	6,000,000	6,694,760

2.38%, 05/15/29	2,500,000	2,742,287

1.63%, 08/15/29	5,000,000	5,206,450

1.50%, 02/15/30	5,000,000	5,147,124

TOTAL U.S. TREASURY NOTES		$102,674,949

TOTAL U.S. TREASURY OBLIGATIONS (COST $131,714,690)		$141,488,057

	Number of Shares

INVESTMENT COMPANY – 1.0%

EXCHANGE-TRADED FUND – 1.0%

iShares iBoxx High Yield Corporate Bond ETF#	68,340	6,002,985

TOTAL INVESTMENT COMPANY (COST $6,002,418)		$6,002,985

MONEY MARKET FUND – 0.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	5,201,940	5,201,940

TOTAL MONEY MARKET FUND (COST $5,201,940)		$5,201,940

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.7%

MONEY MARKET FUNDS – 0.8%

Blackrock Liquidity Fed Fund, Institutional Shares, 0.03%^	1,109,000	1,109,000

Federated Hermes Government Obligations Fund, Premier Shares, 0.01%^	1,109,000	1,109,000

Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.03%^	1,109,000	1,109,000

Invesco Government & Agency Portfolio, Institutional Class, 0.03%^	193,000	193,000

JPMorgan U.S. Government Money Market Fund, Capital Class, 0.03%^	1,109,000	1,109,000

Morgan Stanley Liquidity Fund, Government Portfolio, Institutional Class, 0.03%^	193,000	193,000

TOTAL MONEY MARKET FUNDS (COST $4,822,000)		$4,822,000

Description	Par Value	Value

REPURCHASE AGREEMENTS – 1.9%

Citigroup Global Markets Ltd., 0.06%, dated 7/30/21, due 8/02/21, repurchase price $3,084,939 collateralized by U.S. Government Agency & Treasury Securities, 1.63% to 5.00%, maturing 3/31/22 to 7/20/51; total market value of $3,146,623.	$3,084,924	$3,084,924

Daiwa Capital Markets America, 0.05%, dated 7/30/21, due 8/02/21, repurchase price $3,084,937 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 9/16/21 to 8/01/51; total market value of $3,146,622.	3,084,924	3,084,924

Deutsche Bank Securities, Inc., 0.05%, dated 7/30/21, due 8/02/21, repurchase price $2,159,661 collateralized by U.S. Government Agency Securities, 0.00% to 7.25%, maturing 8/12/21 to 6/21/41; total market value of $2,202,848.	2,159,652	2,159,652

RBC Dominion Securities, Inc., 0.05%, dated 7/30/21, due 8/02/21, repurchase price $3,084,937 collateralized by U.S. Government Agency & Treasury Securities, 0.25% to 7.50%, maturing 4/15/24 to 4/01/53; total market value of $3,146,623.	3,084,924	3,084,924

TOTAL REPURCHASE AGREEMENTS (COST $11,414,424)		$11,414,424

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $16,236,424)		$16,236,424

TOTAL INVESTMENTS – 102.8% (COST $594,881,369)		$628,691,321

COLLATERAL FOR SECURITIES ON LOAN – (2.7%)		(16,236,424)

OTHER ASSETS LESS LIABILITIES – (0.1)%		(720,047)

TOTAL NET ASSETS – 100.0%		$611,734,850

The Fund follows the authoritative guidance (U.S. generally accepted accounting principles) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2021 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Asset-Backed Security	$—	$112,555	$—	$112,555

Collateralized Mortgage Obligations	—	1,083,959	—	1,083,959

Corporate Bonds	—	302,474,323	—	302,474,323

Government Agencies	—	18,725,927	—	18,725,927

Mortgage-Backed Securities	—	134,458,348	—	134,458,348

Municipal Bond	—	2,906,803	—	2,906,803

U.S. Treasury Obligations	—	141,488,057	—	141,488,057

Investment Company	6,002,985	—	—	6,002,985

Money Market Funds	10,023,940	—	—	10,023,940

Repurchase Agreements	—	11,414,424	—	11,414,424

Total	$16,026,925	$612,664,396	$—	$628,691,321

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2021, these liquid restricted securities amounted to $9,436,738, representing 1.54% of total net assets.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

#	Security, or a portion thereof, is on loan.

‡	Delayed delivery security.

^	7-Day net yield.

The following acronyms are used throughout this Fund:

BKNT	Bank Notes

CMT	Constant Maturity Treasury

ETF	Exchange-Traded Fund

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

NA	National Association

PLC	Public Limited Company

SOFR	Secured Overnight Financing Rate

TBA	To Be Announced Security

USD	United States Dollar

UST	United States Treasury

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2021 (unaudited)